Expense Example, No Redemption (Vanguard Russell 1000 Value Index Fund ETF)	Vanguard Russell 1000 Value Index Fund Vanguard Russell 1000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154